Segment Information - Summary of Revenues from External Customers (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 45,095,325	¥ 37,154,298	¥ 31,379,507
Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	45,095,325	37,154,298	31,379,507
Japan [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	21,020,721	17,583,196	15,991,436
Japan [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	7,399,192	6,742,304	6,425,184
North America [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	17,943,072	13,843,901	11,166,479
North America [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	17,694,375	13,578,084	10,953,472
Europe [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	5,681,764	4,273,735	3,867,847
Europe [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	5,396,610	3,970,857	3,495,785
Asia [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	8,730,749	8,044,906	6,530,566
Asia [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	7,742,141	7,150,555	6,017,646
Other [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	4,389,785	3,472,193	2,928,183
Other [Member] | Location of external customers [Member]
Disclosure of revenues from external customers [Line Items]
Revenue	¥ 6,863,007	¥ 5,712,497	¥ 4,487,420